INCOME TAXES	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

For the three months ended March 31, 2023 and 2022, respectively, no income tax expense or benefit was recognized. The Company’s deferred tax assets are comprised primarily of net operating loss carryforwards. The Company maintains a full valuation allowance on its deferred tax assets since it has not yet achieved sustained profitable operations. As a result, the Company has not recorded any income tax benefit since its inception.